FAIR VALUE MEASUREMENTS (Tables) - ECOLAB PUERTO RICO SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
FAIR VALUE MEASUREMENTS
Schedule of Plan's Assets Fair Value Hierarchy

(in thousands)	2025
	Total	Level 1	Level 2	Level 3
Ecolab Inc. common stock	$4,580	$4,580	$-	$-
Registered investment companies	4,379	4,379	-	-
Total assets in the fair value hierarchy	8,959	8,959	-	-
Common/collective trusts measured at net asset value (*)	5,510	-	-	-
Investments at fair value	$14,469	$8,959	$-	$-

(in thousands)	2024
	Total	Level 1	Level 2	Level 3
Ecolab Inc. common stock	$5,473	$5,473	$-	$-
Registered investment companies	4,724	4,724	-	-
Total assets in the fair value hierarchy	10,197	10,197	-	-
Common/collective trusts measured at net asset value (*)	4,286	-	-	-
Investments at fair value	$14,483	$10,197	$-	$-

(*) Certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the Statements of Net Assets Available for Benefits.

Tabular disclosure of additional disclosures of Plan's investments whose fair value is estimated using NAV per share

(in thousands)
	Fair	Unfunded	Redemption	Redemption
	Value	Commitment	Frequency	Notice Period
Common/collective trusts
As of December 31, 2025	$5,510	-	Immediate	None
As of December 31, 2024	$4,286	-	Immediate	None